SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23 — SUBSEQUENT EVENTS

As explained under Note 21 commitments and contingencies, the Group management has amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 has been published on March 12, 2023 in Turkey which gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$ 3,342,549 was included in the scope of amnesty by the customs authority therefore it will not be subject to any payment.